Property and Equipment (Details Narrative) - CAD ($) $ in Thousands		12 Months Ended
	Apr. 01, 2019	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Current lease liabilities		$ 104	$ 55
Noncurrent lease liabilities		$ 357	$ 193
Right-of-use assets
Statement [Line Items]
Lease term	5 years	4 years 3 months 29 days
Lease liabilities		$ 461
Current lease liabilities		104
Noncurrent lease liabilities		$ 357